Distribution Date: Dec 26, 2007
DISTRIBUTION PACKAGE
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com/abs
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Ambac Assurance Corporation
PNC Bank, N.A.
March 25, 2007
March 09, 2007
February 01, 2007
Credit Suisse Securities (USA) LLC
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Distribution Date
26-Dec-07
Determination Date 19-Dec-07 Accrual Periods: Begin End
Record Date - Physical Certificates 31-Oct-07 Class A-1, G 11/26/2007 12/25/2007
Record Date - non Physical Certificates 24-Dec-07 Class A-R, P, X-1, X-2 11/1/2007 11/30/2007
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance (2)
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
A-1 4.95313% $175,000,000.00 $138,690,479.14 $3,654,302.92 $572,459.98 $4,226,762.90 N/A N/A $135,036,176.22
A-R 9.29051% $100.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
P 9.29051% $100.00 $100.00 $0.00 $300.77 $300.77 N/A N/A $100.00
X-1 N/A $175,000,000.00 $138,690,379.14 $0.00 $3.47 $3.47 $0.00 $0.00 $135,036,076.22
X-2 N/A $175,000,000.00 $175,000,000.00 $0.00 $0.00 $0.00 N/A N/A $175,000,000.00
G 4.95313% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
Totals: $175,000,200.00 $138,690,579.14 $3,654,302.92 $572,764.22 $4,227,067.14 $0.00 $0.00 $135,036,276.22
(1) Reflects the application of Net Funds Cap
(2) Classes X-1and X-2 Balances reflected Notional Amounts
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Total
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Paid
Writedown
Balance
Index
Value
A-1 43710A BB3 $792.51702366 $20.88173097 $3.27119989 $24.15293086 $0.00000000 $771.63529269 LIBOR 4.78313%
A-R 43710A BC1 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
P 43710A BD9 $1,000.00000000 $0.00000000 $3,007.70000000 $3,007.70000000 $0.00000000 $1,000.00000000
X-1 43710A BE7 $792.51645223 $0.00000000 $0.00001983 $0.00001983 $0.00000000 $771.63472126
X-2 43710A BF4 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $1,000.00000000
G
43710A BA5
$0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
A-1 4.95313% $572,459.98 $0.00 $0.00 $0.00 $0.00 NA $572,459.98 $0.00
A-R 9.29051% $0.00 $0.00 $0.00 $0.00 $0.00 NA $0.00 $0.00
G 4.95313% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Distribution Date
26-Dec-07
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Prefunding Account:
Basis Risk Account:
Beginning Balance $0.00 Beginning Balance $1,000.00
Withdrawal: Subsequent Transfer $0.00 Deposit / Withdrawal : Income to X $3.47
Withdrawal: certificate principal $0.00 Deposit : required deposit from waterfall $0.00
Ending Balance $0.00 Withdrawal: for Basis Risk shortfalls $0.00
Withdrawal: to X when Libor certs = $0 $0.00
Ending Collateral Balance $135,036,176.22 Ending Balance $1,000.00
Capitalized Interest Account:
Reconciliation:
Beginning Balance $0.00 Available funds (A):
Withdrawal: Capitalized Interest Requirement $0.00 Servicer remittance $2,920,718.35
Withdrawal: Overfunded Interest Amount to Depositor $0.00 Funds from Capitalized Interest Account $0.00
Ending Balance $0.00 Funds from Prefund Account $0.00
Funds from AMBAC Insurance Proceeds $1,327,553.40
Miscellaneous:
Net Funds from Basis Risk account $3.47
Cumulative Recoveries $10,449.02 $4,248,275.22
Current Advances $0.00 Distributions (B):
Outstanding Advances $0.00 Indenture Trustee fee $982.39
Insurance Policy Proceeds $1,327,553.40 Credit Risk Fee $1,733.63
Additional Balance Advance Amount $0.00 Ambac Insurance Premium $18,492.06
Rapid Amortization Event YES Total interest distributed $572,764.22
Excluded Amounts $1,044,961.13 Total principal distributed $3,654,302.92
Net Deposits to Basis Risk account $0.00
Rate Info:
$4,248,275.22
Net Mortgage Rate 9.3140%
Net Funds Cap Classes P, A-R 9.2905% (A) - (B): $0.00
Net Funds Cap Classes A-1, G 8.3123%
Net Excess Spread 4.3609%
ACCOUNT ACTIVITY

Contact:
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Distribution Date
26-Dec-07
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs $11,818,071.40 Senior Enhancement Percentage 0.000%
B) Ending Collateral Balance $135,036,176.22 Senior Enhancement Percentage for purposes of Stepdown 0.000%
C) Current Delinquency Rate (A/B) 8.752%
D) Rolling Three Month Delinquency Rate 7.662% 1) later of (x) March 2010 NO
E) Applicable % 5.500% (y) Date when Senior Enhancement % >= 8.26% NO
F) Cumulative Realized Losses $7,245,961.36
NO
G) Original Collateral Balance $175,000,200.00
H) Cumulative Realized Loss % ( I / J) 4.141%
I) Applicable Cumulative Realized Loss Limit % 100.000%
Overcollateralization:
A Trigger Event will occur if either (1) or (2) is True: Ending Overcollateralization Amount $0.00
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = E). YES Target Overcollateralization Amount $7,227,508.26
2) Cumulative Realized Loss % exceeds applicable limit (H > I). NO Ending Overcollateralization deficiency amount $7,227,508.26
YES
Overcollateralization release amount $0.00
Losses:
Excess interest distributions:
Relevant information: Excess available interest (A): $369,748.31
A) Cumulative Realized Losses 7,245,961.36
B) Cumulative Net Nonrecoverable advances 13,606.61 1) as additional principal to certificates $369,748.31
C) Original Collateral Balance 175,000,200.00 2) Required Basis Risk Reserve Deposit to BRRF $0.00
3) Remaining Amounts to X-1 $0.00
Cumulative Effective Loss Percentage (A+B)/C 4.15% (B): $369,748.31
(A)-(B): ($0.00)
CREDIT ENHANCEMENT AND TRIGGERS

Contact:
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Distribution Date
26-Dec-07
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Date
Beginning
Unreimbursed
Insurance Proceeds
Interest Accrued*
Current Period
Insurance Proceeds
Reimbursements
Ending Unreimbursed
Insurance Proceeds
8/25/2007 $0.00 $0.00 $16,029.09 $16,029.09
Date
9/25/2007 $16,029.09 $117.32 $278,818.21 $294,964.62
Date
10/25/2007 $294,964.62 $2,316.70 $745,095.61 $1,042,376.94
Date
11/25/2007 $1,042,376.94 $8,288.34 $1,440,198.93 $2,490,864.21
Date
12/25/2007 $2,490,864.21 $18,162.55 $1,327,553.40 $3,836,580.16
Date
1/25/2008 $0.00 $0.00 $0.00 $0.00
Date
2/25/2008 $0.00 $0.00 $0.00 $0.00
* Estimated
Insured Payment Details

Distribution Date: Dec 26, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
138,690,479.14
1,957,001.21
0.00
1,697,301.75
135,036,176.22
0.00
470,301.33
1,486,699.88
0.00
0.00
1,957,001.21
1,025,210.29
57,828.15
0.00
0.00
0.00
3,965.00
0.00
963,417.14
300.00
0.00
2,920,718.35
2,215
2,170
0.7716381994
9.83751%
9.31401%
17.39833%
1,774,916.54
0.00
0.00
0.00
0.00
1
0
250.81
0.00
57,828.15
0.00
0.00
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance
%
-100K to -1.99K
103 -13,736.77 -0.01%
0K to 99.99K
1,687 70,402,766.89 52.14%
100K to 199.99K
304 42,946,669.41 31.80%
200K to 299.99K
50 11,121,854.93 8.24%
300K to 399.99K
14 4,930,343.70 3.65%
400K to 499.99K
11 5,098,278.06 3.78%
500K to 599.99K
1 550,000.00 0.41%
Total
2,170
135,036,176.22
100.00%
Remaining Principal Balance
Balance
-10.00M
0.00M
10.00M
20.00M
30.00M
40.00M
50.00M
60.00M
70.00M
80.00M
Group 2
-100K to -1.99K 0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K
Balance

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
0.00% - 0.49%
2 0.00 0.00%
1.50% - 1.99%
1 47,229.76 0.03%
6.00% - 6.49%
3 131,583.23 0.10%
6.50% - 6.99%
1 48,317.67 0.04%
7.00% - 7.49%
37 2,623,587.06 1.94%
7.50% - 7.99%
349 21,614,927.68 16.01%
8.00% - 8.49%
238 10,840,416.25 8.03%
8.50% - 8.99%
173 10,044,734.34 7.44%
9.00% - 9.49%
166 10,350,618.03 7.67%
9.50% - 9.99%
151 11,959,497.99 8.86%
10.00% - 10.49%
160 13,240,729.42 9.81%
10.50% - 10.99%
175 11,563,640.50 8.56%
11.00% - 11.49%
165 9,347,540.57 6.92%
11.50% - 11.99%
178 12,381,801.56 9.17%
12.00% - 12.49%
121 6,598,259.85 4.89%
12.50% - 12.99%
137 8,352,923.69 6.19%
13.00% - 13.49%
74 4,186,138.65 3.10%
13.50% - 13.99%
25 1,220,613.50 0.90%
14.00% - 14.49%
9 383,901.18 0.28%
14.50% - 14.99%
3 99,715.29 0.07%
16.00% - 16.49%
1 0.00 0.00%
17.00% - 17.49%
1 0.00 0.00%
Total
2,170
135,036,176.22
100.00%
Gross Rate
Gross Rate
Group 2 Weighted Average Rate: 9.97%
Count
Balance ($)
%
0.00% - 0.99%
631 37,239,506.64 27.58%
1.00% - 1.99%
338 20,008,989.01 14.82%
2.00% - 2.99%
291 23,606,876.52 17.48%
3.00% - 3.99%
332 20,145,752.71 14.92%
4.00% - 4.99%
283 17,726,103.46 13.13%
5.00% - 5.99%
210 12,479,777.45 9.24%
6.00% - 6.99%
32 1,488,554.68 1.10%
7.00% - 7.99%
3 99,715.29 0.07%
8.00% - 8.99%
1 0.00 0.00%
9.00% - 9.99%
1 0.00 0.00%
-1.00% - -0.01%
46 2,192,595.28 1.62%
-2.00% - -1.01%
1 48,317.67 0.04%
Total
2,169
135,036,188.71
100.00%
Gross Margins
Margin
Group 2 Weighted Average Margin: 2.35%

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
0.00% - 0.99%
876 50,901,213.57 37.74%
1.00% - 1.99%
314 19,152,471.25 14.20%
2.00% - 2.99%
256 21,331,847.94 15.82%
3.00% - 3.99%
289 17,473,744.17 12.96%
4.00% - 4.99%
230 14,733,158.43 10.92%
5.00% - 5.99%
170 9,828,565.50 7.29%
6.00% - 6.99%
24 1,204,318.13 0.89%
7.00% - 7.99%
3 78,655.61 0.06%
8.00% - 8.99%
5 156,929.18 0.12%
13.00% - 13.99%
0 0.00 0.00%
Total
2,167
134,860,903.78
100.00%
Lifetime Rate Floors
Floor
Group 2 Weighted Average Lifetime Rate Floor: 2.03%
Count
Balance ($)
%
15.00% - 15.99%
1 75,909.65 0.06%
16.00% - 16.99%
50 5,683,744.36 4.21%
18.00% - 18.99%
2,110 129,149,455.39 95.64%
23.00% - 23.99%
0 0.00 0.00%
24.00% - 24.99%
9 127,066.82 0.09%
Total
2,170
135,036,176.22
100.00%
Lifetime Rate Ceiling
Ceiling
Group 2 Weighted Average Lifetime Rate Ceiling: 17.92%
Count
Balance ($)
%
1
2,138 134,080,272.87 99.29%
3
29 808,994.10 0.60%
12
3 146,909.25 0.11%
Total
2,170
135,036,176.22
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
1
2,147 134,027,825.77 99.25%
3
18 682,585.63 0.51%
12
5 325,764.82 0.24%
Total
2,170
135,036,176.22
100.00%
Frequency of Payment Adjustments
Months

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
Prime Rate
2,170 135,036,176.22 100.00%
Total
2,170
135,036,176.22
100.00%
Indices
Index
Count
Balance ($)
%
Condominium
216 9,339,512.99 6.92%
Multifamily
74 6,672,753.16 4.94%
Planned Unit Developmen
390 27,631,866.93 20.46%
Single Family
1,465 90,097,123.76 66.72%
Townhouse
25 1,294,919.38 0.96%
Total
2,170
135,036,176.22
100.00%
Property Type
Type
Count
Balance ($)
%
2003
5 44,757.96 0.03%
2004
32 869,806.97 0.64%
2005
493 20,667,417.50 15.31%
2006
1,534 104,246,808.77 77.20%
2007
106 9,207,385.02 6.82%
Total
2,170
135,036,176.22
100.00%
Year of First Payment Date
Year

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
0.00%- 4.99%
111 5,917,829.37 4.38%
5.00%- 9.99%
225 8,806,991.92 6.52%
10.00%-14.99%
534 24,376,580.82 18.05%
15.00%-19.99%
448 27,493,962.25 20.36%
20.00%-24.99%
368 24,755,052.69 18.33%
25.00%-29.99%
193 16,965,435.45 12.56%
30.00%-34.99%
124 11,712,838.86 8.67%
35.00%-39.99%
78 7,490,269.95 5.55%
40.00%-44.99%
31 2,084,455.62 1.54%
45.00%-49.99%
19 1,765,527.44 1.31%
50.00%-54.99%
12 1,555,462.91 1.15%
55.00%-59.99%
9 605,529.78 0.45%
60.00%-64.99%
3 281,555.26 0.21%
70.00%-74.99%
1 133,850.00 0.10%
80.00%-84.99%
4 410,957.63 0.30%
85.00%-89.99%
2 191,559.65 0.14%
90.00%-94.99%
5 310,091.98 0.23%
95.00%-99.99%
2 156,323.96 0.12%
100.0%-105.0%
1 21,900.68 0.02%
Total
2,170
135,036,176.22
100.00%
Original LTV
LTV
Group 2 Weighted Average LTV: 21
Count
Balance ($)
%
0 - 24
77 5,733,596.27 4.25%
25 - 48
4 224,476.72 0.17%
73 - 96
164 8,347,610.76 6.18%
97 - 120
810 59,965,268.39 44.41%
121 - 144
34 880,534.97 0.65%
145 - 168
911 53,454,315.92 39.59%
193 - 216
167 6,035,969.64 4.47%
217 - 240
3 394,403.55 0.29%
Total
2,170
135,036,176.22
100.00%
Remaining Amortization Term
Month
Group 2 Weighted Average Remaining Amortization Months: 127

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
0 - 24
0
73 - 96
3 159,816.34 0.12%
121 - 144
4 47,627.22 0.04%
145 - 168
423 28,950,632.61 21.44%
169 - 192
12 935,373.39 0.69%
193 - 216
53 3,110,520.52 2.30%
217 - 240
255 19,115,012.35 14.16%
241 - 264
34 880,534.97 0.65%
265 - 288
1,212 75,216,131.00 55.70%
289 - 312
5 439,097.80 0.33%
313 - 336
167 6,035,969.64 4.47%
337 - 360
2 145,460.38 0.11%
Total
2,170
135,036,176.22
100.00%
Remaining Term to Maturity
Month
Group 2 Weighted Average Remaining Months: 247
Count
Balance ($)
%
0 - 24
73 5,305,187.85 3.94%
49 - 72
4 224,476.72 0.17%
97 - 120
974 68,312,879.15 50.75%
169 - 192
945 54,334,850.89 40.37%
217 - 240
170 6,430,373.19 4.78%
Total
2,166
134,607,767.80
100.00%
Original Amortization Term
Month
Group 2 Weighted Average Original Amortization Months: 145
Count
Balance ($)
%
97 - 120
3 159,816.34 0.12%
169 - 192
439 29,933,633.22 22.17%
217 - 240
308 22,225,532.87 16.46%
289 - 312
1,251 76,535,763.77 56.68%
337 - 360
169 6,181,430.02 4.58%
Total
2,170
135,036,176.22
100.00%
Original Remaining Term to Maturity
Month
Group 2 Weighted Average Original Remaining Months: 266

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
ALABAMA
4 245,722.68 0.18%
ARIZONA
152 10,164,457.56 7.53%
CALIFORNIA
615 43,401,885.70 32.14%
COLORADO
87 4,350,799.26 3.22%
CONNECTICUT
16 768,775.67 0.57%
DELAWARE
2 115,597.55 0.09%
DISTRICT OF COLUMBIA 2 98,079.29 0.07%
FLORIDA
320 18,112,342.09 13.41%
GEORGIA
60 2,559,770.22 1.90%
HAWAII
7 565,304.65 0.42%
IDAHO
4 166,938.41 0.12%
ILLINOIS
65 2,726,284.26 2.02%
INDIANA
18 614,013.71 0.45%
IOWA
2 103,808.95 0.08%
KANSAS
1 0.00 0.00%
KENTUCKY
4 75,912.21 0.06%
LOUISIANA
0
MAINE
5 254,772.13 0.19%
MARYLAND
38 1,819,036.58 1.35%
MASSACHUSETTS
22 1,217,231.54 0.90%
MICHIGAN
79 2,815,822.13 2.09%
MINNESOTA
22 962,315.84 0.71%
MISSISSIPPI
1 0.00 0.00%
MISSOURI
21 1,025,431.24 0.76%
MONTANA
1 320,000.00 0.24%
NEBRASKA
3 123,369.55 0.09%
NEVADA
135 8,964,486.06 6.64%
NEW HAMPSHIRE
7 262,174.06 0.19%
NEW JERSEY
129 9,138,223.78 6.77%
NEW MEXICO
5 399,930.82 0.30%
NEW YORK
116 12,257,490.60 9.08%
NORTH CAROLINA
14 254,780.28 0.19%
OHIO
3 168,360.18 0.12%
OKLAHOMA
2 83,999.94 0.06%
OREGON
40 2,078,117.69 1.54%
PENNSYLVANIA
29 1,841,574.43 1.36%
RHODE ISLAND
1 62,780.18 0.05%
SOUTH CAROLINA
9 211,409.86 0.16%
TENNESSEE
0
UTAH
30 1,448,547.24 1.07%
VERMONT
1 19,499.50 0.01%
VIRGINIA
42 2,064,550.69 1.53%
WASHINGTON
37 2,380,065.34 1.76%
WEST VIRGINIA
1 77,100.00 0.06%
WISCONSIN
17 638,704.22 0.47%
WYOMING
1 76,710.13 0.06%
Total
2,170
135,036,176.22
100.00%
Geographic Distribution by State
State

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
0
5
10
15
20
25
30
35
CALIFORNIA
FLORIDA
NEW YORK
ARIZONA
NEW JERSEY
NEVADA
COLORADO
MICHIGAN
ILLINOIS
GEORGIA
WASHINGTON
OREGON
VIRGINIA
PENNSYLVANIA
MARYLAND
UTAH
MASSACHUSETTS
MISSOURI
MINNESOTA
CONNECTICUT
WISCONSIN
INDIANA
HAWAII
NEW MEXICO
MONTANA
NEW HAMPSHIRE
NORTH CAROLINA
MAINE
ALABAMA
SOUTH CAROLINA
OHIO
IDAHO
NEBRASKA
DELAWARE
IOWA
DISTRICT OF
COLUMBIA
OKLAHOMA
WEST VIRGINIA
WYOMING
KENTUCKY
RHODE ISLAND
VERMONT
MISSISSIPPI
KANSAS
LOUISIANA
TENNESSEE
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Dec 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
1,961
117,750,149.09
87.20%
0.00
59
5,467,955.73
4.05%
0.00
46
3,619,612.24
2.68%
0.00
36
2,885,848.18
2.14%
0.00
50
3,758,432.17
2.78%
0.00
2,152
133,481,997.41
98.85%
0.00
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
4
133,316.06
0.10%
0.00
1
85,000.00
0.06%
0.00
1
47,966.29
0.04%
0.00
1
36,125.15
0.03%
0.00
4
388,546.89
0.29%
0.00
11
690,954.39
0.51%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
292,500.00
0.22%
0.00
6
570,724.42
0.42%
0.00
7
863,224.42
0.64%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
1,965
117,883,465.15
87.30%
0.00
60
5,552,955.73
4.11%
0.00
47
3,667,578.53
2.72%
0.00
38
3,214,473.33
2.38%
0.00
60
4,717,703.48
3.49%
0.00
2,170
135,036,176.22
100.00%
0.00
Current 30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 87.3%
30 - 59 days 4.1%
60 - 89 days 2.7%
90 - 120 days 2.4%
120 + days 3.5%
Total: 100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Dec 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Delinquent
59 5,467,955.73 31.88% 46 3,619,612.24 21.10% 36 2,885,848.18 16.82% 50 3,758,432.17 21.91%
191
15,731,848.32
91.72%
Bankruptcy
1 85,000.00 0.50% 1 47,966.29 0.28% 1 36,125.15 0.21% 4 388,546.89 2.27%
7
557,638.33
3.25%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 1 292,500.00 1.71% 6 570,724.42 3.33%
7
863,224.42
5.03%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
60
5,552,955.73
32.37%
47
3,667,578.53
21.38%
38
3,214,473.33
18.74%
60
4,717,703.48
27.50%
205
17,152,711.07
100.00%
32.37
21.38
18.74
27.50
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
5
10
15
20
25
30
35
Group 2
0
5
10
15
20
25
30
35
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
91.72
3.25
5.03
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Dec 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
July 2007
August 2007
September 2007
October 2007
November 2007
December 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
47 3,935,449.42 53 3,844,539.73 46 3,783,479.04 58 4,490,174.94 68 5,347,112.91 60 5,552,955.73
60 - 89 days
26 2,378,832.90 29 2,509,187.88 32 2,446,915.28 40 3,162,186.61 42 3,062,016.85 47 3,667,578.53
90 - 120 days
14 1,289,270.62 22 2,103,140.38 23 2,006,180.39 27 2,193,973.09 33 2,635,903.93 38 3,214,473.33
120 + days
21 1,783,461.36 25 2,234,730.16 36 3,471,272.75 46 4,379,793.52 48 4,435,541.09 60 4,717,703.48
Bankruptcy
5 443,276.19 7 525,703.86 7 526,608.00 7 530,659.00 7 427,763.38 11 690,954.39
Foreclosure
1 100,000.00 2 199,204.75 2 199,204.75 3 244,004.75 5 436,874.42 7 863,224.42
REO
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
Bankruptcy

Distribution Date: Dec 26, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Current
15.68%
1,957,001.21
3 Month
22.00%
6 Month
24.86%
Life CPR
31.02%
Voluntary Constant Prepayment Rates (CPR)
Current
14.32%
1,774,916.54
3 Month
12.44%
6 Month
9.18%
Life CDR
5.96%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Group 2
Total
Amount ($)

Distribution Date: Dec 26, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Bankruptcy
Count
Balance ($)
%
11 690,954.39 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
407685510 69,500.00 69,043.00 10.65% 07/15/2007 300 CA 2
407690954 48,450.00 47,966.29 11.50% 09/15/2007 300 MI 2
408307927 150,000.00 150,000.00 13.03% 07/15/2007 300 CA 2
409015949 29,500.00 29,500.00 11.35% 12/15/2007 300 CA 2
409015955 125,000.00 123,503.89 11.50% 07/15/2007 300 CA 2
409016075 85,000.00 85,000.00 10.28% 10/15/2007 300 WA 2
409016110 40,000.00 38,878.21 11.50% 12/15/2007 300 CA 2
409593474 46,000.00 46,000.00 12.38% 05/15/2007 300 CA 2
410003793 36,500.00 36,125.15 10.28% 08/15/2007 300 CA 2
500801175 26,000.00 25,937.85 11.25% 12/24/2007 180 NV 2
500928683 39,000.00 39,000.00 11.38% 11/18/2007 180 FL 2
Total:
11
690,954.39
694,950.00

Distribution Date: Dec 26, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Foreclosure
Count
Balance ($)
%
7 863,224.42 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
409315871 93,700.00 93,700.00 13.90% 06/15/2007 300 OR 2
409853945 45,000.00 44,800.00 10.53% 05/15/2007 300 FL 2
500663428 292,500.00 292,500.00 7.88% 08/02/2007 300 NV 2
500737584 140,000.00 139,020.77 9.88% 04/23/2007 180 AZ 1
500870536 133,850.00 133,850.00 11.00% 06/29/2007 240 FL 1
405306606 84,800.00 60,148.90 11.00% 06/15/2007 300 FL 2
405388916 100,500.00 99,204.75 7.88% 02/01/2007 360 MO 1
Total:
7
863,224.42
890,350.00

Distribution Date: Dec 26, 2007
REO LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Dec 26, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
43 4,270,988.00 452,988.54 77,614.79 138,690,479.14
0.33%
0.06%
99.62%
2
Prepayment 0.33%
Liquidation 0.06%
Beginning Balance 99.62%
Total: 100.00%
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayments
Incl Curtail
Loan Num
State Lien
406334573 24,000.00 0.00
0.00 0.00 0.00 0.00
11/30/2007 0.00 9.250% 300.00 CA 2
406502038 69,500.00 69,178.46
69,178.46 0.00 0.00 0.00
11/19/2007 0.00 9.250% 0.00 NY 2
406555230 191,800.00 191,293.00
191,293.00 0.00 0.00 0.00
11/14/2007 0.00 9.750% 0.00 AZ 2
407477160 25,000.00 -167.67
-167.67 0.00 0.00 0.00
11/19/2007 0.00 13.350% 0.00 WA 2
408307856 32,000.00 -43.84
-43.84 0.00 0.00 0.00
11/01/2007 0.00 10.650% 0.00 GA 2
408307923 25,000.00 -28.11
-28.11 0.00 0.00 0.00
11/01/2007 0.00 10.025% 0.00 CA 2
409593556 100,000.00 -1,254.79
-1,254.79 0.00 0.00 0.00
11/01/2007 0.00 10.075% 0.00 CA 2
409593563 75,000.00 -449.58
-449.58 0.00 0.00 0.00
11/01/2007 0.00 10.275% 0.00 CA 2
409805240 355,000.00 -1,043.09
-1,043.09 0.00 0.00 0.00
11/13/2007
0.00
10.000%
0.00 FL 1
410003757 57,400.00 -331.10
-331.10 0.00 0.00 0.00
11/01/2007 0.00 11.500% 0.00 OR 2
410003839 58,990.00 -67.66
-67.66 0.00 0.00 0.00
11/01/2007 0.00 11.550% 0.00 WA 2
500509421 30,000.00 29,999.78
29,999.78 0.00 0.00 0.00
11/15/2007 0.00 7.750% 0.00 NJ 2
500524852 60,000.00 -213.48
-213.48 0.00 0.00 0.00
11/23/2007 0.00 7.750% 0.00 VA 2
500569404 200,000.00 -40.00
-40.00 0.00 0.00 0.00
11/01/2007 0.00 7.500% 0.00 CA 2
500696784 234,000.00 -52.89
-52.89 0.00 0.00 0.00
11/05/2007 0.00 7.750% 0.00 IL 1
500749582 120,000.00 -45.03
-45.03 0.00 0.00 0.00
11/19/2007 0.00 7.750% 0.00 FL 2
500750843 75,000.00 69,221.33
69,221.33 0.00 0.00 0.00
11/19/2007 0.00 7.750% 0.00 NV 2
500761845 150,000.00 -1,299.06
-1,299.06 0.00 0.00 0.00
11/02/2007 0.00 9.250% 0.00 FL 2
500780568 49,000.00 12.92
12.92 0.00 0.00 0.00
11/01/2007 0.00 9.750% 0.00 OR 2
500782943 66,000.00 -490.42
-490.42 0.00 0.00 0.00
11/07/2007 0.00 7.750% 0.00 NV 2
500806687 50,500.00 50,500.00
50,500.00 0.00 0.00 0.00
11/20/2007 0.00 11.375% 0.00 CA 2
500865653 160,700.00 -8.26
-8.26 0.00 0.00 0.00
11/05/2007 0.00 8.750% 0.00 MN 2
500871071 100,000.00 -1,127.00
-1,127.00 0.00 0.00 0.00
11/07/2007
0.00
8.750%
0.00 NY 2
500881988 72,000.00 -38.32
-38.32 0.00 0.00 0.00
11/02/2007 0.00 9.750% 0.00 CO 2

Distribution Date: Dec 26, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayments
Incl Curtail
Loan Num
State Lien
405388669 50,000.00 49,483.35
49,483.35 0.00 0.00 0.00
11/13/2007 0.00 8.875% 0.00 NJ 2
407685527 99,600.00 98,505.46
0.00 0.00 98,505.46 0.00 Liquidation
0.00 0.000% 100.000% 0.00 CA 2
407685530 68,500.00 67,659.03
0.00 0.00 67,659.03 0.00 Liquidation
0.00 0.000% 100.000% 0.00 AZ 2
408307858 130,000.00 129,586.92
0.00 0.00 129,586.92 0.00 Liquidation
0.00
0.000% 100.000%
0.00 WA 2
408782092 200,000.00 200,000.00
0.00 27,100.00 172,900.00 0.00 Liquidation
0.00 0.000% 86.450% 0.00 CA 2
409016120 75,398.00 74,732.84
0.00 0.00 74,732.84 0.00 Liquidation
0.00 0.000% 100.000% 0.00 CA 2
409315910 35,000.00 0.00
0.00 200.00 -200.00 0.00 N/A
0.00 0.000% 0.00 WI 2
409315921 27,000.00 0.00
0.00 50.81 -50.81 0.00 N/A
0.00 0.000% 0.00 MO 2
409315932 120,000.00 119,797.82
0.00 0.00 119,797.82 0.00 Liquidation
0.00 0.000% 100.000% 0.00 CA 2
409316035 40,000.00 39,954.77
0.00 0.00 39,954.77 0.00 Liquidation
0.00 0.000% 100.000% 0.00 AZ 2
409805259 116,000.00 116,000.00
0.00 0.00 116,000.00 0.00 Liquidation
0.00 0.000% 100.000% 0.00 CA 2
409805284 172,000.00 172,000.00
0.00 0.00 172,000.00 0.00 Liquidation
0.00 0.000% 100.000% 0.00 CA 2
410003811 71,000.00 70,425.18
0.00 0.00 70,425.18 0.00 Liquidation
0.00 0.000% 100.000% 0.00 CA 2
500716038 100,000.00 99,870.10
0.00 50,263.98 49,606.12 0.00 Liquidation
0.00 0.000% 49.671% 0.00 NV 2
500721383 145,000.00 143,630.13
0.00 0.00 143,630.13 0.00 Liquidation
0.00 0.000% 100.000% 0.00 UT 2
500755968 65,600.00 65,600.00
0.00 0.00 65,600.00 0.00 Liquidation
0.00 0.000% 100.000% 0.00 NV 2
500866667 58,500.00 58,500.00
0.00 0.00 58,500.00 0.00 Liquidation
0.00 0.000% 100.000% 0.00 CA 2
500884349 117,000.00 117,000.00
0.00 0.00 117,000.00 0.00 Liquidation
0.00
0.000% 100.000%
0.00 CA 2
500955466 199,500.00 201,654.29
0.00 0.00 201,654.29 0.00 Liquidation
0.00 0.000% 100.000% 0.00 CA 2
Total:
43
4,270,988.00
2,227,905.08
0.00
452,988.54
77,614.79
1,697,301.75
0.00
300.00

Distribution Date: Dec 26, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Dec 26, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material breaches. #